Schedule IV - Reinsurance (Notes)	12 Months Ended
Dec. 31, 2013
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
ING U.S., Inc.
Schedule IV
Reinsurance
Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Gross	Ceded	Assumed	Net	Percentage of Assumed to Net
2013
Life insurance in force	$811,134.1	$541,044.0	$393,712.4	$663,802.5	59.3%

Premiums:
Life insurance	$1,387.7	$1,360.4	$1,228.5	$1,255.8	97.8%
Accident and health insurance	675.1	100.4	4.4	579.1	0.8%
Annuities	121.3	—	0.1	121.4	0.1%
Total premiums	$2,184.1	$1,460.8	$1,233.0	$1,956.3	63.0%

2012(1)
Life insurance in force	$814,923.0	$592,756.2	$426,188.3	$648,355.1	65.7%

Premiums:
Life insurance	$1,368.6	$1,429.0	$1,296.2	$1,235.8	104.9%
Accident and health insurance	678.2	97.4	5.3	586.1	0.9%
Annuities	37.2	0.1	2.1	39.2	5.4%
Total premiums	$2,084.0	$1,526.5	$1,303.6	$1,861.1	70.0%

2011(1)
Life insurance in force	$766,019.8	$649,667.2	$483,286.4	$599,639.0	80.6%

Premiums:
Life insurance	$1,291.8	$1,454.0	$1,319.8	$1,157.6	114.0%
Accident and health insurance	670.0	104.4	9.3	574.9	1.6%
Annuities	37.4	—	0.1	37.5	0.3%
Total premiums	$1,999.2	$1,558.4	$1,329.2	$1,770.0	75.1%
(1)Life insurance in force amounts for 2012 and 2011 have been adjusted to include certain blocks of business.